Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Financial assets:
Cash and deposits with banks	¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Call loans and bills bought:
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703	8,491,703
Investment securities:
Held-to-maturity investments			372,459
Debt instruments at amortized cost	318,914
Loans and advances	90,682,938	84,805,192	85,129,070
Other financial assets	3,609,129		3,598,642
Financial assets included in assets held for sale			3,208,771
Call money and bills sold:
Repurchase agreements and cash collateral on securities lent	12,887,249	12,022,593	12,022,593
Borrowings	12,167,858	10,652,481	10,652,481
Debt securities in issue	11,171,209	¥ 10,569,117	10,569,117
Other financial liabilities	5,596,513		6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale			3,377,527
Carrying value [member]
Financial assets:
Cash and deposits with banks	57,763,441		54,696,069
Call loans and bills bought:
Call loans	2,459,098		1,858,802
Bills bought	6,647		23,078
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994		8,491,703
Investment securities:
Held-to-maturity investments			372,459
Debt instruments at amortized cost	318,914
Loans and advances	90,682,938		85,129,070
Other financial assets	3,609,129		3,598,642
Financial assets included in assets held for sale			3,098,196
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	89,969,579		84,121,443
Other deposits	44,435,073		44,340,084
Call money and bills sold:
Call money	1,307,779		1,190,929
Bills sold	0		0
Repurchase agreements and cash collateral on securities lent	12,887,249		12,022,593
Borrowings	12,167,858		10,652,481
Debt securities in issue	11,171,209		10,569,117
Other financial liabilities	5,596,513		6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale			3,371,556
Not carried at fair value [member]
Financial assets:
Cash and deposits with banks	57,766,549		54,708,231
Call loans and bills bought:
Call loans	2,459,774		1,859,176
Bills bought	6,645		23,051
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,889		8,491,858
Investment securities:
Held-to-maturity investments			374,597
Debt instruments at amortized cost	319,871
Loans and advances	93,451,467		87,538,646
Other financial assets	3,606,414		3,595,216
Financial assets included in assets held for sale			3,224,902
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	89,970,579		84,121,124
Other deposits	44,435,139		44,339,583
Call money and bills sold:
Call money	1,307,710		1,190,936
Bills sold	0		0
Repurchase agreements and cash collateral on securities lent	12,887,249		12,022,593
Borrowings	12,268,394		10,761,610
Debt securities in issue	11,304,119		10,767,745
Other financial liabilities	5,596,506		6,691,016
Financial liabilities included in liabilities directly associated with the assets held for sale			3,380,139
Not carried at fair value [member] | Level 1 [member]
Financial assets:
Cash and deposits with banks	56,716,529		53,401,133
Investment securities:
Held-to-maturity investments			374,597
Debt instruments at amortized cost	281,136
Financial assets included in assets held for sale			3,824
Call money and bills sold:
Bills sold	0		0
Not carried at fair value [member] | Level 2 [member]
Financial assets:
Cash and deposits with banks	1,050,020		1,307,098
Call loans and bills bought:
Call loans	2,459,774		1,859,176
Bills bought	6,645		23,051
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,889		8,491,858
Investment securities:
Debt instruments at amortized cost	38,735
Loans and advances	290,997		258,673
Other financial assets	3,551,947		3,429,143
Financial assets included in assets held for sale			84,058
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	89,970,579		84,121,124
Other deposits	44,435,139		44,339,583
Call money and bills sold:
Call money	1,307,710		1,190,936
Bills sold	0		0
Repurchase agreements and cash collateral on securities lent	12,887,249		12,022,593
Borrowings	12,244,136		10,739,893
Debt securities in issue	11,037,252		10,587,917
Other financial liabilities	5,553,389		6,571,846
Financial liabilities included in liabilities directly associated with the assets held for sale			3,380,139
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances	93,160,470		87,279,973
Other financial assets	54,467		166,073
Financial assets included in assets held for sale			3,137,020
Call money and bills sold:
Bills sold	0		0
Borrowings	24,258		21,717
Debt securities in issue	266,867		179,828
Other financial liabilities	¥ 43,117		¥ 119,170